SHAREHOLDERS EQUITY (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
SHAREHOLDERS EQUITY
Number Outstanding, Warrants Outstanding, Beginning	8,000	160,000	160,000	160,000
Number Outstanding, Warrants Granted				0
Number Outstanding, Warrants Forfeited				0
Number Outstanding, Warrants Exercised				0
Number Outstanding, Warrants Outstanding, Ending	8,000	8,000	160,000	160,000
Weighted Average Exercise Price, Warrants Outstanding, Beginning	$ 132.00	$ 6.60	$ 6.60	$ 6.60
Weighted Average Exercise Price, Warrants Granted				0
Weighted Average Exercise Price, Warrants Forfeited				0
Weighted Average Exercise Price, Warrants exercised				0
Weighted Average Exercise Price, Warrants Outstanding, Ending	$ 132.00	$ 132.00	$ 6.60	$ 6.60
Contractual Life in Years, Warrants Outstanding, Beginning				4 years 7 months 6 days
Contractual Life in Years, Warrants Outstanding, Ending	7 months 6 days	1 year 7 months 6 days	2 years 7 months 6 days	3 years 7 months 6 days
Intrinsic Value, Warrants Outstanding, Beginning	$ 0	$ 0	$ 0	$ 0
Intrinsic Value, Warrants Granted				0
Intrinsic Value, Warrants Forfeited				0
Intrinsic Value, Warrants Exercised				0
Intrinsic Value, Warrants Outstanding, Ending	$ 0	$ 0	$ 0	$ 0